Shareholders' Equity	6 Months Ended
Sep. 30, 2018
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Shareholders' Equity
11	SHAREHOLDERS’ EQUITY

Common Stock

The number of issued shares of common stock and common stock held by the Company at September 30, 2018 and March 31, 2018 was as follows:

	At September 30, 2018	At March 31, 2018
Shares outstanding	1,399,401,420	1,414,443,390
Shares in treasury	3,798,087	3,884,968

The total number of authorized shares of common stock was 3,000 million at September 30, 2018 and March 31, 2018 with no stated value.

On May 14, 2018, the Company’s board of directors resolved to repurchase shares of its common stock and cancel all the repurchased shares. The resolution authorized the repurchase of up to the lesser of (i) an aggregate of 20,000,000 shares of its common stock and (ii) an aggregate of ¥70 billion between May 15, 2018 and July 31, 2018. On June 19, 2018, the Company completed the repurchase, acquiring 15,368,300 shares of its common stock for ¥70 billion in aggregate. The Company cancelled all of the repurchased shares on August 20, 2018.

Preferred Stock

The following table shows the number of shares of preferred stock at September 30, 2018 and March 31, 2018.

	At September 30, 2018		At March 31, 2018
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—